Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2026
Variable Interest Entity, Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
1.	Consolidated VIEs
March 31, 2026

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for acquisition of real estate and real estate development projects for customers	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	33,144	3,131	0	0
(c) VIEs for investment in securities	325,307	363	0	326,644
(d) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	40,960	28,701	40,960	0
(e) VIEs for securitization of loan receivable originated by third parties	0	0	0	0
(f) VIEs for power generation projects	121,050	68,964	98,895	38,020
(g) Other VIEs	122,893	56,857	90,833	0

Total	¥643,354	¥158,016	¥230,688	¥364,664

September 30, 2026

	Millions of yen
Types of VIEs	Total assets *1	Total liabilities *1	Assets which are pledged as collateral *2	Commitments *3
(a) VIEs for acquisition of real estate and real estate development projects for customers	¥0	¥0	¥0	¥0
(b) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	33,476	4,993	0	0
(c) VIEs for investment in securities	164,311	382	0	321,668
(d) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	36,478	17,087	36,478	0
(e) VIEs for securitization of loan receivable originated by third parties	0	0	0	0
(f) VIEs for power generation projects	121,282	65,186	98,060	37,764
(g) Other VIEs	92,787	35,386	63,460	0

Total	¥448,334	¥123,034	¥197,998	¥359,432

*1	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
*2	The assets are pledged as collateral by VIE for financing of the VIE.
*3	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.

Variable Interest Entity, Not Primary Beneficiary
Information about Variable Interest Entities (Consolidated and Non-consolidated)
2.	Non-consolidated VIEs
March 31, 2026

	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for acquisition of real estate and real estate development projects for customers	¥1,657,776	¥3,150	¥13,387	¥33,342
(b) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(c) VIEs for investment in securities	44,611,038	0	382,322	501,574
(d) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	5,038	0	2,859	2,859
(e) VIEs for securitization of loan receivable originated by third parties	651,109	0	16,876	16,876
(f) VIEs for power generation projects	24,427	0	5,076	5,076
(g) Other VIEs	4,027,208	0	50,514	70,566

Total	¥50,976,596	¥3,150	¥471,034	¥630,293

September 30, 2026
	Millions of yen
		Carrying amount of the variable interests in the VIEs held by the Company and its subsidiaries		Maximum exposure to loss *
Types of VIEs	Total assets	Non-recourse loans	Investments
(a) VIEs for acquisition of real estate and real estate development projects for customers	¥1,769,017	¥1,792	¥15,949	¥38,415
(b) VIEs for acquisition of real estate for the Company and its subsidiaries’ real estate-related business	0	0	0	0
(c) VIEs for investment in securities	54,386,128	0	1,165,191	1,297,622
(d) VIEs for securitizing financial assets such as finance lease receivable and loan receivable	4,830	0	2,870	2,870
(e) VIEs for securitization of loan receivable originated by third parties	628,113	0	18,808	18,808
(f) VIEs for power generation projects	57,673	0	10,452	14,455
(g) Other VIEs	4,150,044	0	48,794	67,355

Total	¥60,995,805	¥1,792	¥1,262,064	¥1,439,525

*	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.